Long-term debt - Summary of Long-Term Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	$ (3,247)		$ (1,680)
Total long-term debt	$ 31,135		27,783
1997 trust indenture | Weighted Average
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WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2023	4.02%	4.02%
1976 trust indenture | Weighted Average
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WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2023	9.38%	9.38%
2011 trust indenture | Weighted Average
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WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2023	4.00%	4.00%
2016 U.S. trust indenture
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Notional amount	$ 5,700			$ 4,850
2016 U.S. trust indenture | Weighted Average
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WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2023	3.58%	3.58%
1996 trust indenture (subordinated) | Weighted Average
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WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2023	8.21%	8.21%
Lease liabilities | Weighted Average
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WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2023	5.82%	5.82%
Bell Mobility trade loan | Weighted Average
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WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2023	6.98%	6.98%
Trade receivables
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Total debt	$ 34,527		29,598
Trade receivables | 1997 trust indenture
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Total debt	19,768		16,747
Trade receivables | 1976 trust indenture
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Total debt	975		975
Trade receivables | 2011 trust indenture
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Total debt	225		225
Trade receivables | 2016 U.S. trust indenture
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Total debt	7,529		6,525
Notional amount				$ 600
Trade receivables | 1996 trust indenture (subordinated)
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Total debt	275		275
Trade receivables | Lease liabilities
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Total debt	4,857		4,402
Trade receivables | Bell Mobility trade loan
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Total debt	476	$ 360	0
Trade receivables | Other
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Total debt	422		449
Trade receivables | Series M-53 MTN debentures | Interest rate swap contract
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Notional amount	1,625		500
Trade receivables | Series M-53 MTN debentures | Forward Starting Interest Rate Swap | 2024
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Notional amount	700
Trade receivables | Series M-53 MTN debentures | Forward Starting Interest Rate Swap | 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	525
Net unamortized discount
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Total debt	33		34
Unamortized debt issuance costs
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Total debt	$ 112		$ 101